accounts payable and accrued liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
accounts payable and accrued liabilities
Accrued liabilities	$ 1,091		$ 1,159
Payroll and other employee-related liabilities	422		429
Restricted share units liability	77		72
Total	1,590		1,660
Trade accounts payable	892		686
Interest payable	160		157
Other	107		67
Total	$ 2,749	$ 2,564	$ 2,570